Revenue - Schedule of Disaggregation of Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue from contract with customers	$ 4,182	$ 2,772
Revenues	4,409	2,772
Customized Design Services [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers	1,836	1,621
Sale Of Batteries [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers	2,346	1,151
Government Grant [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 227	$ 0